Loans - Summary of Interest Income from Impaired Loans (Details) (Loans Receivable [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unsecured [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 32,645	$ 52,549
Interest Income Recognized		860
Cash Value [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	3,411	17,054
Interest Income Recognized
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	11,539,254	12,590,802
Interest Income Recognized	108,864	353,218
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	35,797,913	35,194,208
Interest Income Recognized	904,487	1,314,075
Business Assets [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	762,259	605,742
Interest Income Recognized	47,704	32,322
Vehicles [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	157,616	134,690
Interest Income Recognized	15,003	7,582
Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment
Interest Income Recognized